Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.01819%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,035,310.48

Principal:
Principal Collections	$20,488,335.68
Prepayments in Full	$10,064,856.73
Liquidation Proceeds	$33,582.61
Recoveries	$0.00
Sub Total	$30,586,775.02
Collections	$34,622,085.50

Purchase Amounts:
Purchase Amounts Related to Principal	$205,520.96
Purchase Amounts Related to Interest	$166.40
Sub Total	$205,687.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,827,772.86

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,827,772.86
Servicing Fee	$828,462.47	$828,462.47	$0.00	$0.00	$33,999,310.39
Interest - Class A-1 Notes	$405,940.95	$405,940.95	$0.00	$0.00	$33,593,369.44
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$32,861,869.44
Interest - Class A-2b Notes	$385,746.24	$385,746.24	$0.00	$0.00	$32,476,123.20
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$31,345,123.20
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$31,132,856.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,132,856.53
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$31,021,800.20
Second Priority Principal Payment	$1,226,247.37	$1,226,247.37	$0.00	$0.00	$29,795,552.83
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$29,795,552.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,795,552.83
Regular Principal Payment	$134,324,617.87	$29,795,552.83	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$34,827,772.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$1,226,247.37
Regular Principal Payment					$29,795,552.83
Total					$31,021,800.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$31,021,800.20	$129.26	$405,940.95	$1.69	$31,427,741.15	$130.95
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$385,746.24	$3.01	$385,746.24	$3.01
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$31,021,800.20	$29.47	$2,977,510.19	$2.83	$33,999,310.39	$32.30

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$135,550,865.24	0.5647953	$104,529,065.04	0.4355378
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$948,180,865.24	0.9007732	$917,159,065.04	0.8713024

Pool Information
Weighted Average APR	5.185%	5.197%
Weighted Average Remaining Term	52.82	52.09
Number of Receivables Outstanding	27,894	27,349
Pool Balance	$994,154,969.99	$963,293,496.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$955,180,030.60	$925,904,617.87
Pool Factor	0.9065670	0.8784245

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$37,388,878.81
Targeted Overcollateralization Amount	$58,441,528.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,134,431.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$69,177.33
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$69,177.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0835%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0004%
Prior Collection Period			0.0285%
Current Collection Period			0.0848%
Four Month Average (Current and Prior Three Collection Periods)			0.0285%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		124	$93,660.25
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$93,660.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0085%

Average Realized Loss for Receivables that have experienced a Realized Loss			$755.32
Average Net Loss for Receivables that have experienced a Realized Loss			$755.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	99	$4,031,616.18
61-90 Days Delinquent	0.05%	13	$434,690.39
91-120 Days Delinquent	0.01%	1	$55,915.11
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	113	$4,522,221.68

Repossession Inventory:
Repossessed in the Current Collection Period		10	$489,026.41
Total Repossessed Inventory		14	$704,531.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0246%
Prior Collection Period			0.0538%
Current Collection Period			0.0512%
Three Month Average			0.0432%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0509%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$2,678,637.28
2 Months Extended	63	$3,231,365.09
3+ Months Extended	15	$689,171.69

Total Receivables Extended	130	$6,599,174.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer